RELATED PARTY TRANSACTIONS AND BALANCES (Details)				12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Changzhou Youze S&T Co., Ltd. Trina China USD ($)	Dec. 31, 2011 Changzhou Youze S&T Co., Ltd. Trina China CNY	Dec. 31, 2010 Changzhou Youze S&T Co., Ltd. Trina China USD ($)	Dec. 31, 2010 Changzhou Youze S&T Co., Ltd. Trina China CNY	Dec. 31, 2009 Changzhou Youze S&T Co., Ltd. Trina China USD ($)	Dec. 31, 2009 Changzhou Youze S&T Co., Ltd. Trina China CNY	Dec. 31, 2011 Changzhou Junhe Mechanical Co., Ltd. Trina China USD ($)	Dec. 31, 2011 Changzhou Junhe Mechanical Co., Ltd. Trina China CNY	Dec. 31, 2010 Changzhou Junhe Mechanical Co., Ltd. Trina China USD ($)	Dec. 31, 2010 Changzhou Junhe Mechanical Co., Ltd. Trina China CNY	Dec. 31, 2011 Shanghai Zhenhe New Energy S&T Development Co., Ltd. USD ($)	Dec. 31, 2010 Shanghai Zhenhe New Energy S&T Development Co., Ltd. Trina China USD ($)
RELATED PARTY TRANSACTIONS AND BALANCES
Amount due to related parties	$ 6,748,353	$ 668,983
Total price for wafer purchases				26,529,520	167,159,850	10,553,196	69,890,654	5,415,446	36,980,734
Total price of equipment maintenance services purchased										2,005,243	12,634,837	1,611,704	10,811,133
Revenue from PV technical consulting services															452,987
Percentage of interest holding															20.00%
Dividend received														$ 137,511